Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Net Property, Plant and Equipment

Net property, plant and equipment, which includes capital lease assets, consisted of the following:

In thousands	2012	2011
Land	$10,819	$12,439
Buildings	67,559	65,221
Machinery and equipment	340,294	325,952
Capitalized software	76,825	62,376
Transportation equipment	181	167
Furniture and fixtures	24,308	24,222
Construction in progress	6,157	10,909

Total property, plant and equipment	526,143	501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)

Property, plant and equipment, net	$203,665	$210,050